3. PROPERTY AND EQUIPMENT (December 2016 Note) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment
Depreciation			$ 844	$ 3,632	$ 4,207	$ 7,219
Impairment of assets under construction	$ 0	$ 0	$ 0	$ 0	$ 244,284	$ 6,978,457